Mineral Properties (Tables)	12 Months Ended
Dec. 31, 2020
Investment property [abstract]
Mineral properties
	Mining assets	Surface rights acquired	Total
	$’000	$’000	$’000
Cost
Balance – January 1, 2019	$13,425	$5,032	$18,457
Reverse acquisition (note 25)	6,830	1,427	8,257
Additions	2,926	-	2,926
Balance - December 31, 2019	$23,181	$6,459	$29,640
Additions	942	-	942
Balance - December 31, 2020	$24,123	$6,459	$30,582

Amortization
Balance - January 1, 2019	$7,823	$908	$8,731
Change for the year	3,456	-	3,456
Impairment	1,996	-	1,996
Balance - December 31, 2019	$13,275	$908	$14,183
Charge for the year	477	-	477
Disposals	-	-	-
Balance - December 31, 2020	$13,752	$908	$14,660

Net book value
December 31, 2019	$9,906	$5,551	$15,457
December 31, 2020	$10,371	$5,551	$15,922